Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2019
Summary Of Significant Accounting Policies
Schedule of subsidiaries

The following companies are considered entities controlled by the Bank and are therefore within the scope of consolidation:

i.	Entities controlled by the Bank through participation in equity

			Percent ownership share
		Place of	As of December 31,
		Incorporation	2019			2018			2017
Name of the	Main	and	Direct	Indirect	Total	Direct	Indirect	Total	Direct	Indirect	Total
Subsidiary	Activity	operation	%	%	%	%	%	%	%	%	%
Santander Corredora de Seguros Limitada	Insurance brokerage	Santiago, Chile	99.75	0.01	99.76	99.75	0.01	99.76	99.75	0.01	99.76
Santander Corredores de Bolsa Limitada	Financial instruments brokerage	Santiago, Chile	50.59	0.41	51.00	50.59	0.41	51.00	50.59	0.41	51.00
Santander Asesorias Financieras Limitada (1)	Securities brokerage	Santiago, Chile	99.03	-	99.03	99.03	-	99.03	99.03	-	99.03
Santander S.A. Sociedad Securitizadora	Purchase of credits and issuance of debt instruments	Santiago, Chile	99.64	-	99.64	99.64	-	99.64	99.64	-	99.64
Klare Corredora de Seguros S.A. (2)	Insurance brokerage	Santiago, Chile	50.10	-	50.10	-	-	-	-	-	-
Santander Consumer Chile S.A. (3)	Financing	Santiago, Chile	51.00	-	51.00	-	-	-	-	-	-

The detail of non-controlling participation on all the remaining subsidiaries can be seen in Note 25– Non-controlling interest.

(1)	On December 18, 2019, Santander Agente de Valores Limitada changes its business name and the company's object, to Santander Asesorías Financieras Limitada, and offering financial advice.

(2)	On October 19, 2019 Klare Corredora de Seguros S.A. was created as a digital insurance brokerage, and supporting banking business company and thus subject to banking regulations. The Banks owns the 50,10% of the company's capital share.

(3)	On November 15, 2019, Financial Market Commission (FMC) authorized Banco Santander to acquire the 51% of the Santander Consumer Chile S.A. capital share from SK Berge (49%) and Banco Santander S.A. (2%). The sale was completed on November 27, 2019.

Schedule of associates

The following companies are considered "Associates" in which the Bank accounts for its participation using the equity method:

			Percentage of ownership share
		Place of	As of December 31,
		Incorporation and	2019	2018	2017
Associates	Main activity	operation	%	%	%
Redbanc S.A. (*)	ATM services	Santiago, Chile	-	33.43	33.43
Transbank S.A. (*)	Debit and credit card services	Santiago, Chile	-	25.00	25.00
Centro de Compensación Automatizado	Electronic fund transfer and compensation services	Santiago, Chile	33.33	33.33	33.33
Sociedad Interbancaria de Depósito de Valores S.A.	Delivery of securities on public offer	Santiago, Chile	29.29	29.29	29.29
Cámara Compensación de Alto Valor S.A.	Payments clearing	Santiago, Chile	15.00	15.00	15.00
Administrador Financiero del Transantiago S.A.	Administration of boarding passes to public transportation	Santiago, Chile	20.00	20.00	20.00
Sociedad Nexus S.A. (*)	Credit card processor	Santiago, Chile	-	12.90	12.90
Servicios de Infraestructura de Mercado OTC S.A.	Administration of the infrastructure for the financial market of derivative instruments	Santiago, Chile	12.48	12.48	12.48
(*)	The Bank is in process to sell its share participation on Redbanc S.A., Transbank S.A. and Nexus S.A., therefore it has applied IFRS 5 Non-current Assets Held for Sale and Discontinued Operations over its participations share. As of December 31, 2019, the Bank has sold 85% of its share participation in Nexus S.A. See Note N°39.

Schedule of useful lives for the tangible assets

The Bank applies the following useful lives for the tangible assets that comprise its assets:

ITEM	Useful life (Months)

Land	-
Paintings and works of art	-
Carpets and curtains	36
Computers and hardware	36
Vehicles	36
IT systems and software	36
ATMs	60
Other machines and equipment	60
Office furniture	60
Telephone and communication systems	60
Security systems	60
Rights over telephone lines	60
Air conditioning systems	84
Other installations	120
Buildings	1,200

Schedule of loan and accounts receivable charge-offs

Loan and accounts receivable write-offs are recorded for overdue and current installments based on the time periods expired since reaching overdue status, as described below:

Type of loan	Term

Consumer loans with or without collateral	6 months
Other transactions without collateral	24 months
Commercial loans with collateral	36 months
Mortgage loans	48 months
Consumer leasing	6 months
Other non-mortgage leasing transactions	12 months
Mortgage leasing (household and business)	36 months